Finance costs and finance income - Finance cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Cost and Finance Income [Line Items]
Finance costs	$ 42,173	$ 38,422	$ 34,551
Minera Gold Fields Peru S.A [Member]
Finance Cost and Finance Income [Line Items]
Unwinding of the discount of the provision for mining closure, note 12(b)	36,709	36,015	21,769
Interests on tax contingency and others, see note 24	16,938	161	128
Commissions of guarantee letters	2,485	2,113	1,869
Unwinding of debt instruments, note 13	1,497	735
Finance costs	$ 57,629	$ 39,024	$ 23,766